Exhibit 99

Ford Credit Auto Owner Trust 2010-B Monthly Investor Report

Collection Period Payment Date Transaction Month	January 2011 2/15/2011 7
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,431,263.64

Principal:
Principal Collections	$26,078,002.60
Prepayments in Full	$9,672,388.80
Liquidation Proceeds	$846,369.59
Recoveries	$19,827.62

Sub Total	$36,616,588.61

Collections	$41,047,852.25

Purchase Amounts:
Purchase Amounts Related to Principal	$119,474.73
Purchase Amounts Related to Interest	$1,029.72

Sub Total	$120,504.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$41,168,356.70

Ford Credit Auto Owner Trust 2010-B Monthly Investor Report

Collection Period Payment Date Transaction Month	January 2011 2/15/2011 7
III. DISTRIBUTIONS

				Carryover	Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds

Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,168,356.70
Servicing Fee	$1,034,976.72	$1,034,976.72	$0.00	$0.00	$40,133,379.98
Interest — Class A-1 Notes	$16,104.04	$16,104.04	$0.00	$0.00	$40,117,275.94
Interest — Class A-2 Notes	$148,037.50	$148,037.50	$0.00	$0.00	$39,969,238.44
Interest — Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$39,582,628.44
Interest — Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$39,328,722.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,328,722.44
Interest — Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$39,242,341.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,242,341.27
Interest — Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$39,179,531.52
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,179,531.52
Interest — Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$39,098,808.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,098,808.52
Regular Principal Payment	$40,955,770.46	$39,098,808.52	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$41,168,356.70

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$39,098,808.52

Total	$39,098,808.52
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original	Original Balance		Origina1 Balance			Balance

Class A-1 Notes	$39,098,808.52	$110.76	$16,104.04	$0.05	$39,114,912.56	$110.81
Class A-2 Notes	$0.00	$0.00	$148,037.50	$0.54	$148,037.50	$0.54
Class A-3 Notes	$0.00	$0.00	$386,610.00	$0.82	$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$39,098,808.52	$36.35	$1,034,571.46	$0.96	$40,133,379.98	$37.31

Ford Credit Auto Owner Trust 2010-B Monthly Investor Report

Collection Period Payment Date Transaction Month	January 2011 2/15/2011 7
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor

Class A-1 Notes	$40,955,770.46	0.1160220	$1,856,961.94	0.0052605
Class A-2 Notes	$273,300,000.00	1.0000000	$273,300,000.00	1.0000000
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$1,075,725,770.46	0.7751470	$1,036,626,961.94	0.7469732

Pool Information
Weighted Average APR	4.228%	4.215%
Weighted Average Remaining Term	50.86	50.04
Number of Receivables Outstanding	60,173	59,009
Pool Balance	$1,241,972,065.44	$1,204,834,518.12
Adjusted Pool Balance (Pool Balance — YSOC Amount)	$1,098,333,766.67	$1,066,525,339.49
Pool Factor	0.8073520	0.7832105
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$18,072,517.77
Yield Supplement Overcollateralization Amount	$138,309,178.63
Targeted Overcollateralization Amount	$140,998,417.19
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$168,207,556.18
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B Monthly Investor Report

Collection Period Payment Date Transaction Month	January 2011 2/15/2011 7
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount

Realized Loss	207	$421,311.60
(Recoveries)	22	$19,827.62

Net Losses for Current Collection Period		$401,483.98
Cumulative Net Losses Last Collection Period		$1,737,310.52

Cumulative Net Losses for all Collection Periods		$2,138,794.50

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.39%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount

31-60 Days Delinquent	0.90%	509	$10,894,339.72
61-90 Days Delinquent	0.11%	61	$1,334,758.24
91-120 Days Delinquent	0.02%	15	$297,934.21
Over 120 Days Delinquent	0.03%	18	$400,080.79

Total Delinquent Receivables	1.07%	603	$12,927,112.96
Repossesion Inventory:

Repossesed in the Current Collection Period	46	$1,001,606.70
Total Repossesed Inventory	66	$1,595,639.62

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period	0.3459%
Preceding Collection Period	0.5190%
Current Collection Period	0.3938%
Three Month Average	0.4196%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period	0.0991%
Preceding Collection Period	0.1030%
Current Collection Period	0.1593%
Three Month Average	0.1205%